FAIR VALUE MEASUREMENT - Movements of level 3 fair value measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment	$ 0	$ (600,000)	$ 0
Foreign currency translation adjustment	(8,130,208)	1,839,022	3,752,464
Fair Value, Nonrecurring | Significant unobservable inputs (level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value measurements	7,814,755	3,924,051
Additions during the year	1,000,000	1,000,000
Net unrealized gains	(967,157)	2,871,477
Impairment	(472,605)
Foreign currency translation adjustment	3,690	19,227
Assets, Fair value measurements	$ 7,378,683	$ 7,814,755	$ 3,924,051